Convertible Notes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Aug. 16, 2010
Debt Instrument [Line Items]
Balance - December 31, 2012	$ 0		$ 0
Conversions	0	(800,000)
Balance - December 31, 2013	246,128	0	0
Debt Instrument, Convertible, Conversion Price				$ 0.30
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Balance - December 31, 2012	0
Borrowings	1,220,000
Conversions	(100,000)
Unamortized debt discount	(873,872)
Balance - December 31, 2013	$ 246,128
Borrowings, Interest Rate	5.00%
Borrowings, Maturity	July 5, 2015 through December 3, 2015
Debt Instrument, Convertible, Conversion Price	$ 0.20